Cover	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	RALLYBIO CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1083789
Entity Address, Address Line One	PO Box no. 325
Entity Address, City or Town	East Berlin
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06023
City Area Code	203
Local Phone Number	859-3820
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001739410
Amendment Flag	false
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	PO Box no. 325
Entity Address, City or Town	East Berlin
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06023
City Area Code	203
Local Phone Number	859-3820
Contact Personnel Name	Stephen Uden, M.D.